Real Estate Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2013
Dissolved Joint Venture Partnership
Real estate properties
Summary of final purchase price allocation to the amounts of assets acquired and liabilities assumed as a result of the acquisition

Investment properties	$356,927
Tenant Receivables and accrued revenue, net	4,529
Deferred costs and other assets (including intangibles)	53,594

Total Assets	$415,050

Mortgages and other indebtedness, including premiums	$284,727
Accounts payable, accrued expenses and intangibles	21,619
Other Liabilities	853

Total Liabilities	$307,199

Concord Mills Marketplace
Real estate properties
Summary of final purchase price allocation to the amounts of assets acquired and liabilities assumed as a result of the acquisition

Investment properties	$29,978
Tenant Receivables and accrued revenue, net	36
Deferred costs and other assets (including intangibles)	784

Total Assets	$30,798

Mortgages and other indebtedness, including premiums	$12,981
Accounts payable, accrued expenses, intangibles and other	1,473

Total Liabilities	$14,454